Financial - risk management objectives and policies - Carrying value versus fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [abstract]
Financial liabilities at carrying value	$ 706,580	$ 738,534	$ 1,057,975	$ 531,653
Financial liabilities at fair value		$ 672,110